Acquisitions and Related Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following table summarizes selected financial information related to Southern Union’s distribution operations in 2013 through MGE and NEG’s sale dates in September 2013 and December 2013, respectively, and for the period from March 26, 2012 to December 31, 2012:

	Years Ended December 31,
	2013	2012
Revenue from discontinued operations	$415	$324
Net income of discontinued operations, excluding effect of taxes and overhead allocations	65	43

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the assets acquired and liabilities assumed as of the respective acquisition dates:

	Sunoco, Inc.(1)	Southern Union(2)
Current assets	$7,312	$556
Property, plant and equipment	6,686	6,242
Goodwill	2,641	2,497
Intangible assets	1,361	55
Investments in unconsolidated affiliates	240	2,023
Note receivable	821	—
Other assets	128	163
	19,189	11,536

Current liabilities	4,424	1,348
Long-term debt obligations, less current maturities	2,879	3,120
Deferred income taxes	1,762	1,419
Other non-current liabilities	769	284
Noncontrolling interest	3,580	—
	13,414	6,171
Total consideration	5,775	5,365
Cash received	2,714	37
Total consideration, net of cash received	$3,061	$5,328

(1)	Includes amounts recorded with respect to Sunoco Logistics.

(2)	Includes ETP’s acquisition of Citrus.

Pro Forma Results Of Operations
Pro Forma Results of Operations
The following unaudited pro forma consolidated results of operations for the years ended December 31, 2014, 2013 and 2012 are presented as if Sunoco Merger and the ETP Holdco Transaction had been completed on January 1, 2012, and the PVR and Eagle Rock Midstream acquisitions had been completed on January 1, 2013, and assumes there were no other changes in operations.

	Years Ended December 31,
	2014	2013	2012
Revenues	$56,517	$50,473	$40,398
Net income	1,098	252	868
Net income attributable to partners	607	133	866
Basic net income per Limited Partner unit	$1.12	$0.24	$1.55
Diluted net income per Limited Partner unit	$1.11	$0.24	$1.55
The pro forma consolidated results of operations include adjustments to:

•	include the results of Southern Union and Sunoco, Inc. beginning January 1, 2012;

•	include the results of PVR and Eagle Rock midstream beginning January 1, 2013;

•	include the incremental expenses associated with the fair value adjustments recorded as a result of applying the acquisition method of accounting; and
•include incremental interest expense related to the financing of a proportionate share of the purchase price.
The pro forma information is not necessarily indicative of the results of operations that would have occurred had the transactions been made at the beginning of the periods presented or the future results of the combined operations.

PVR Acquisition [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Regency’s Acquisition of PVR Partners, L.P.
On March 21, 2014, Regency acquired PVR for a total purchase price of $5.7 billion (based on Regency’s closing price of $27.82 per Regency Common Unit on March 21, 2014), including $1.8 billion principal amount of assumed debt (the “PVR Acquisition”). PVR unitholders received (on a per unit basis) 1.02 Regency Common Units and a one-time cash payment of $36 million, which was funded through borrowings under Regency’s revolving credit facility. The PVR Acquisition enhances Regency’s geographic diversity with a strategic presence in the Marcellus and Utica shales in the Appalachian Basin and the Granite Wash in the Mid-Continent region. Regency accounted for the PVR Acquisition using the acquisition method of accounting, which requires, among other things, that assets acquired and liabilities assumed be recognized on the balance sheet at their fair values as of the acquisition date. Our consolidated statement of operations for the year ended December 31, 2014 included revenues and net income attributable to PVR’s operations of $956 million and $166 million, respectively.
Regency completed the evaluation of the assigned fair values to the assets acquired and liabilities assumed. The total purchase price was allocated as follows:

Assets	At March 21, 2014
Current assets	$149
Property, plant and equipment	2,716
Investment in unconsolidated affiliates	62
Intangible assets (average useful life of 30 years)	2,717
Goodwill	370
Other non-current assets	18
Total assets acquired	6,032
Liabilities
Current liabilities	168
Long-term debt	1,788
Premium related to senior notes	99
Non-current liabilities	30
Total liabilities assumed	2,085
Net assets acquired	$3,947
Regency’s Acquisition of Eagle Rock’s Midstream Business
On July 1, 2014, Regency acquired Eagle Rock’s midstream business (the “Eagle Rock Midstream Acquisition”) for $1.3 billion, including the assumption of $499 million of Eagle Rock’s 8.375% senior notes due 2019. The remainder of the purchase price was funded by $400 million in Regency Common Units sold to a wholly-owned subsidiary of ETE, 8.2 million Regency Common Units issued to Eagle Rock and borrowings under Regency’s revolving credit facility. Regency accounted for the Eagle Rock Midstream Acquisition using the acquisition method of accounting, which requires, among other things, that assets acquired and liabilities assumed be recognized on the balance sheet at their fair values as of the acquisition date. This acquisition complements Regency’s core gathering and processing business and further diversifies Regency’s geographic presence in the Mid-Continent region, east Texas and south Texas. Our consolidated statement of operations for the year ended December 31, 2014 included revenues and net income attributable to Eagle Rock’s operations of $903 million and $30 million, respectively.
Regency’s evaluation of the assigned fair values is ongoing. The table below represents a preliminary allocation of the total purchase price:

Assets	At July 1, 2014
Current assets	$120
Property, plant and equipment	1,295
Other non-current assets	4
Goodwill(1)	49
Total assets acquired	1,468
Liabilities
Current liabilities	116
Long-term debt	499
Other non-current liabilities	12
Total liabilities assumed	627

Net assets acquired	$841

(1)	None of the goodwill is expected to be deductible for tax purposes.

Susser Merger [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Summary of Assets Acquired and Liabilities Assumed
We accounted for the Susser Merger using the acquisition method of accounting which requires, among other things, that assets acquired and liabilities assumed be recognized on the balance sheet at their fair values as of the acquisition date. Our consolidated balance sheet as of December 31, 2014 reflected the preliminary purchase price allocations based on available information. Management is reviewing the valuation and confirming the results to determine the final purchase price allocation.
The following table summarizes the preliminary assets acquired and liabilities assumed recognized as of the merger date:

Susser
Total current assets	$446
Property, plant and equipment	1,069
Goodwill(1)	1,734
Intangible assets	611
Other non-current assets	17
3,877

Total current liabilities	377
Long-term debt, less current maturities	564
Deferred income taxes	488
Other non-current liabilities	39
Noncontrolling interest	626
2,094
Total consideration	1,783
Cash received	67
Total consideration, net of cash received	$1,716

(1)	None of the goodwill is expected to be deductible for tax purposes.